Revenues (Tables)	6 Months Ended
Jun. 30, 2026
Revenues
Schedule of revenues

	Six months ended June 30,
	2025	2026
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Developer Services:
Subscription	107,126	135,590	19,983
Value-Added Services	19,603	15,924	2,347
Vertical Applications	52,092	42,996	6,337
Total revenues	178,821	194,510	28,667